COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,515	$ 2,511
Provisions			$ 2,500
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	20	20
Bank guarantees	$ 9	$ 4